Condensed Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss)(Unaudited) (Parentheticals) - $ / shares		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Diluted		$ (19.34)	$ (14.61)
Diluted	[1]	501,467	102,316

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023.